Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Earnings/ (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 247,454	$ 282,491	$ 37,675	$ 317,582	$ (93,285)	$ (297,009)
Net earnings	22,038			22,038
Cumulative translation adjustment, net of tax	(1,715)				(1,715)
Other comprehensive income, net of tax
Prior service costs	476				476
Unrecognized (loss)/gains	6,969				6,969
Cash dividends, per share	(4,096)			(4,096)
Issued shares on vesting exercise of stock option - net	131	131
Issued shares on vesting of restricted stock units	(992)	2,893	(3,885)
Tax cost on vesting of restricted stock units	(50)		(50)
Stock compensation	4,035		4,035
Ending balance at Dec. 31, 2010	274,250	285,515	37,775	335,524	(87,555)	(297,009)
Net earnings	20,967			20,967
Cumulative translation adjustment, net of tax	(251)				(251)
Other comprehensive income, net of tax
Prior service costs	372				372
Unrecognized (loss)/gains	(27,712)				(27,712)
Cash dividends, per share	(4,286)			(4,286)
Acquired shares for treasury stock	(3,575)					(3,575)
Issued shares on vesting exercise of stock option - net	472	472
Issued shares on vesting of restricted stock units	(892)	1,674	(2,566)
Tax benefit on vesting of restricted stock units	206		206
Stock compensation	3,746		3,746
Ending balance at Dec. 31, 2011	263,297	287,661	39,161	352,205	(115,146)	(300,584)
Net earnings	20,333			20,333
Cumulative translation adjustment, net of tax	1,309				1,309
Other comprehensive income, net of tax
Unrealized loss on cash flow hedges, net of tax	(980)				(980)
Prior service costs	367				367
Unrecognized (loss)/gains	(6,154)				(6,154)
Cash dividends, per share	(4,738)			(4,738)
Acquired shares for treasury stock	(10,374)					(10,374)
Issued shares on vesting exercise of stock option - net	1,673	1,679	(6)
Issued shares on vesting of restricted stock units	(1,258)	2,172	(3,430)
Tax benefit on vesting of restricted stock units	184		184
Stock compensation	4,099		4,099
Ending balance at Dec. 31, 2012	$ 267,758	$ 291,512	$ 40,008	$ 367,800	$ (120,604)	$ (310,958)